Schedule of Share-based equity awards and Warrants Excluded from Computation of Earnings (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Warrants					601,829	639,329
Share based payments					113,673	132,164
Shares to be issued to Abaca shareholders					37,500	37,500
Conversion of preferred stock		4,440		4,440	4,440	44,040
Total	843,558	753,533	843,558	753,533	757,442	853,033
Shares Issued To Abaca Shareholders [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	37,500		37,500
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	160,841	114,204	160,841	114,204
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	1,448		1,448
Conversion Of Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	4,440		4,440
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total	639,329	639,329	639,329	639,329